Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2017
Accrued expenses and prepaid revenues.
Accrued expenses and prepaid revenues

Note 20. Accrued expenses and prepaid revenues

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Interest expenses accrued	2,023	2,000
Other accrued expenses and prepaid revenues	40	36

Total	2,063	2,036